Operating Segmentation (Tables)	9 Months Ended
Jul. 31, 2023
Text Block [Abstract]
Schedule of Operating Segments
Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)
For the three months ended July 31, 2023	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	2,129	2,066	367	587	(244)	4,905
Non-interest revenue	656	419	1,055	891	3	3,024
Total Revenue	2,785	2,485	1,422	1,478	(241)	7,929
Provision for credit losses on impaired loans	209	119	1	1	3	333
Provision for credit losses on performing loans	60	84	6	9	-	159
Total provision for credit losses	269	203	7	10	3	492
Insurance claims, commissions and changes in policy benefit liabilities	-	-	4	-	-	4
Depreciation and amortization	143	252	73	84	-	552
Non-interest expense	1,113	1,313	938	992	730	5,086
Income (loss) before taxes and non-controlling interest in subsidiaries	1,260	717	400	392	(974)	1,795
Provision for (recovery of) income taxes	345	141	97	82	(324)	341
Reported net income (loss)	915	576	303	310	(650)	1,454
Non-controlling interest in subsidiaries	-	2	-	-	-	2
Net income (loss) attributable to bank shareholders	915	574	303	310	(650)	1,452
Average assets (3)	319,405	235,909	60,671	410,667	238,980	1,265,632

For the three months ended July 31, 2022	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	1,938	1,278	314	750	(83)	4,197
Non-interest revenue	591	298	1,391	514	(892)	1,902
Total Revenue	2,529	1,576	1,705	1,264	(975)	6,099
Provision for (recovery of) credit losses on impaired loans	104	22	2	(22)	(2)	104
Provision for (recovery of) credit losses on performing loans	(15)	46	(12)	15	(2)	32
Total provision for (recovery of) credit losses	89	68	(10)	(7)	(4)	136
Insurance claims, commissions and changes in policy benefit liabilities	-	-	413	-	-	413
Depreciation and amortization	131	105	63	68	-	367
Non-interest expense	1,003	667	818	852	152	3,492
Income (loss) before taxes	1,306	736	421	351	(1,123)	1,691
Provision for (recovery of) income taxes	341	168	97	89	(369)	326
Reported net income (loss)	965	568	324	262	(754)	1,365
Average assets (3)	296,941	144,043	50,774	384,257	193,009	1,069,024

(Canadian $ in millions)
For the nine months ended July 31, 2023	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	6,142	5,711	1,052	1,907	(1,072)	13,740
Non-interest revenue	1,818	1,162	4,834	2,875	(1,590)	9,099
Total Revenue	7,960	6,873	5,886	4,782	(2,662)	22,839
Provision for (recovery of) credit losses on impaired loans	536	233	3	(2)	2	772
Provision for credit losses on performing loans	125	101	14	19	701	960
Total provision for credit losses	661	334	17	17	703	1,732
Insurance claims, commissions and changes in policy benefit liabilities	-	-	1,788	-	-	1,788
Depreciation and amortization	413	622	219	249	-	1,503
Non-interest expense	3,086	3,315	2,731	2,978	2,019	14,129
Income (loss) before taxes and non-controlling interest in subsidiaries	3,800	2,602	1,131	1,538	(5,384)	3,687
Provision for (recovery of) income taxes	1,044	539	267	345	(1,268)	927
Reported net income (loss)	2,756	2,063	864	1,193	(4,116)	2,760
Non-controlling interest in subsidiaries	-	2	-	-	3	5
Net income (loss) attributable to bank shareholders	2,756	2,061	864	1,193	(4,119)	2,755
Average assets (3)	315,554	211,515	58,022	414,043	236,382	1,235,516

For the nine months ended July 31, 2022	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	5,488	3,575	864	2,419	(228)	12,118
Non-interest revenue	1,833	974	2,730	2,348	3,137	11,022
Total Revenue	7,321	4,549	3,594	4,767	2,909	23,140
Provision for (recovery of) credit losses on impaired loans	290	60	2	(37)	(5)	310
Provision for (recovery of) credit losses on performing loans	(123)	(105)	(7)	12	-	(223)
Total provision for (recovery of) credit losses	167	(45)	(5)	(25)	(5)	87
Insurance claims, commissions and changes in policy benefit liabilities	-	-	(314)	-	-	(314)
Depreciation and amortization	382	314	193	212	-	1,101
Non-interest expense	2,836	1,895	2,470	2,678	438	10,317
Income before taxes	3,936	2,385	1,250	1,902	2,476	11,949
Provision for income taxes	1,027	548	297	487	536	2,895
Reported net income	2,909	1,837	953	1,415	1,940	9,054
Average assets (3)	287,326	141,294	50,008	384,065	192,557	1,055,250

(1)	Corporate Services includes Technology and Operations.
(2)
Operating groups report on a taxable equivalent basis (teb). Revenue and the provision for income taxes are increased on tax-exempt
securities to an equivalent
before-tax
basis to facilitate comparisons of income between taxable and tax-exempt
sources. The offset to the groups’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes.

(3)
Included within average assets are average earning assets, which are comprised of deposits with other banks, deposits at central banks, reverse repos, loans and securities. Total average earning assets for three and nine months ended July 31, 2023 are $1,161,226 million and $1,134,802 million, including $305,354 million and $301,594 million for Canadian P&C, $215,960 million and $196,237 million for U.S. P&C, and $639,912 million and $636,971 million for all other operating segments including Corporate Services (for three and nine months ended July 31, 2022 - Total: $972,879 million and $965,120 million, Canadian P&C: $282,781 million and $273,270 million, U.S. P&C: $137,169 million and $134,175 million and all other operating segments: $552,929 million and $557,675 million).